GuidePath Tactical Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 70.9%	Shares	Value
Biotechnology - 5.9%
Exelixis, Inc. (a)	437,804	$19,188,949
United Therapeutics Corp. (a)	51,470	25,078,758
		44,267,707

Consumer Finance - 3.0%
Synchrony Financial	269,453	22,480,464

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	602,884	14,975,639

Electric Utilities - 3.6%
NRG Energy, Inc.	151,989	24,202,728
OGE Energy Corp.	67,744	2,892,669
		27,095,397

Electrical Equipment - 1.3%
Nextpower, Inc. - Class A (a)(b)	110,243	9,603,268

Financial Services - 1.8%
MGIC Investment Corp.	465,710	13,608,046

Food Products - 2.9%
Ingredion, Inc.	113,578	12,523,110
Pilgrim's Pride Corp.	238,301	9,291,356
		21,814,466

Household Durables - 5.8%
DR Horton, Inc. (b)	99,657	14,353,598
PulteGroup, Inc. (b)	156,983	18,407,826
Taylor Morrison Home Corp. (a)	173,547	10,216,712
		42,978,136

Household Products - 2.1%
Procter & Gamble Co.	110,938	15,898,525

Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp.	102,632	16,557,621

Insurance - 10.1%
Aflac, Inc.	204,785	22,581,642
Arch Capital Group Ltd. (a)	152,475	14,625,402
Everest Group Ltd.	40,669	13,801,025
Hartford Insurance Group, Inc.	176,257	24,288,215
		75,296,284

Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A	96,567	30,225,471
Meta Platforms, Inc. - Class A	35,949	23,729,575
		53,955,046

Machinery - 1.6%
Snap-on, Inc.	34,829	12,002,073

Media - 3.5%
Fox Corp. - Class A (b)	352,743	25,774,931

Metals & Mining - 2.7%
Newmont Corp.	205,424	20,511,586

Passenger Airlines - 1.6%
United Airlines Holdings, Inc. (a)	106,277	11,883,894

Semiconductors & Semiconductor Equipment - 6.4%
NVIDIA Corp.	199,010	37,115,365
QUALCOMM, Inc.	60,502	10,348,867
		47,464,232

Software - 2.9%
Microsoft Corp.	45,170	21,845,115

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	96,076	26,119,222
Western Digital Corp.	35,405	6,099,219
		32,218,441
TOTAL COMMON STOCKS (Cost $406,765,702)		530,230,871

INVESTMENT COMPANIES - 27.1%	Shares	Value
Alternative Funds - 7.0%
ProShares Ultra S&P500 (b)	906,160	52,484,788

Domestic Equity Funds - 20.1%
iShares Core S&P 500 ETF	219,331	150,228,575
TOTAL INVESTMENT COMPANIES (Cost $196,638,533)		202,713,363

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	39,538,282	39,538,282
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,538,282)		39,538,282

MONEY MARKET FUNDS - 2.0%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	15,166,182	15,166,182
TOTAL MONEY MARKET FUNDS (Cost $15,166,182)		15,166,182

TOTAL INVESTMENTS - 105.3% (Cost $658,108,699)		787,648,698
Liabilities in Excess of Other Assets - (5.3)%		(39,695,675)
TOTAL NET ASSETS - 100.0%		$747,953,023

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $38,400,349.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.